OTHER RECEIVABLES (Details Narrative) - Subsequent Event [Member] ¥ in Millions	12 Months Ended
Dec. 16, 2021 CNY (¥)
Subsequent Event [Line Items]
Short term loan	¥ 1.3
Debt instrument bears interest rate	0.70%